Form N-1A Cover	Feb. 28, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	JAMES ALPHA FUNDS TRUST
Document Effective Date	Jul. 01, 2025
Entity Central Index Key	0001829774
Document Creation Date	Jun. 27, 2025
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Prospectus Date	Jul. 01, 2025